FINANCIAL STATEMENT EFFECTS OF RATE REGULATION - GENERAL INFORMATION (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Canadian Mainline
GENERAL INFORMATION ON RATE REGULATION AND ITS EFFECTS
Term of CLT	10 years
Southern Lights
GENERAL INFORMATION ON RATE REGULATION AND ITS EFFECTS
After-tax ROE (as a percent)	10.00%
Percentage of debt	70.00%
Percentage of equity	30.00%
Enbridge Gas Distribution
GENERAL INFORMATION ON RATE REGULATION AND ITS EFFECTS
After-tax ROE (as a percent)	9.30%	9.40%	8.90%
Percentage of equity	36.00%	36.00%	36.00%